Portfolio of Investments
Columbia Seligman Global Technology Fund, July 31, 2020 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 100.3%
Issuer	Shares	Value ($)
Brazil 1.0%
Pagseguro Digital Ltd., Class A(a)	272,154	10,404,447
Vasta Platform Ltd.(a)	151,302	2,852,043
Total		13,256,490
Germany 0.9%
Infineon Technologies AG	503,300	12,831,833
Japan 1.4%
Renesas Electronics Corp.(a)	3,362,700	18,496,397
Jersey 0.3%
boohoo Group PLC(a)	1,232,200	4,169,009
Netherlands 1.9%
NXP Semiconductors NV	217,600	25,574,528
Sweden 0.4%
Telefonaktiebolaget LM Ericsson, ADR	486,200	5,615,610
Taiwan 0.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	228,000	3,318,222
United Kingdom 1.1%
ASOS PLC(a)	80,000	3,499,489
Sensata Technologies Holding(a)	168,600	6,403,428
Vodafone Group PLC, ADR	334,500	5,084,400
Total		14,987,317
United States 93.1%
Activision Blizzard, Inc.	257,094	21,243,677
Advanced Energy Industries, Inc.(a)	225,600	16,597,392
Alphabet, Inc., Class A(a)	35,175	52,338,641
Alphabet, Inc., Class C(a)	19,843	29,426,375
American Tower Corp.	10,100	2,640,039
Analog Devices, Inc.	47,500	5,455,375
Apple, Inc.(b)	211,485	89,889,584
Applied Materials, Inc.	674,900	43,416,317
AT&T, Inc.	198,500	5,871,630
Bill.com Holdings, Inc.(a)	36,257	3,375,889
Bloom Energy Corp., Class A(a)	1,115,561	13,565,222
Broadcom, Inc.	210,896	66,801,308
Cambium Networks Corp.(a)	163,871	1,982,839
Cerence, Inc.(a)	447,510	17,748,247
Common Stocks (continued)
Issuer	Shares	Value ($)
Cisco Systems, Inc.	283,222	13,339,756
Coherus Biosciences, Inc.(a)	892,400	15,697,316
CommScope Holding Co., Inc.(a)	393,000	3,647,040
Cornerstone OnDemand, Inc.(a)	112,476	3,994,023
Dell Technologies, Inc.(a)	220,700	13,204,481
Dropbox, Inc., Class A(a)	1,171,764	26,657,631
DXC Technology Co.	200,700	3,594,537
eBay, Inc.	216,743	11,981,553
Euronet Worldwide, Inc.(a)	26,516	2,549,248
F5 Networks, Inc.(a)	96,400	13,100,760
Fidelity National Information Services, Inc.	130,000	19,020,300
Fiserv, Inc.(a)	119,500	11,924,905
Fortinet, Inc.(a)	203,334	28,121,092
Genpact Ltd.	218,077	8,683,826
Global Payments, Inc.	45,531	8,105,429
GoDaddy, Inc., Class A(a)	247,315	17,381,298
HP, Inc.	492,518	8,658,467
Inphi Corp.(a)	60,027	7,843,128
Intel Corp.	237,800	11,350,194
Lam Research Corp.	291,290	109,862,936
Lumentum Holdings, Inc.(a)	21,100	1,958,713
Marvell Technology Group Ltd.(b)	1,069,333	38,998,575
Maxim Integrated Products, Inc.	79,100	5,385,919
Micron Technology, Inc.(a)	784,516	39,268,948
Microsoft Corp.	256,500	52,585,065
NetApp, Inc.	574,500	25,450,350
NortonLifeLock, Inc.	664,906	14,262,234
ON Semiconductor Corp.(a)	1,628,330	33,543,598
Oracle Corp.	321,200	17,810,540
Palo Alto Networks, Inc.(a)	86,300	22,085,896
Plantronics, Inc.	466,100	9,317,339
Rambus, Inc.(a)	192,600	2,842,776
SailPoint Technologies Holdings, Inc.(a)	213,051	6,711,107
Salesforce.com, Inc.(a)	105,233	20,504,650
Sciplay Corp., Class A(a)	237,385	3,470,569
SMART Global Holdings, Inc.(a)	206,896	5,770,329
Splunk, Inc.(a)	35,461	7,440,427
Columbia Seligman Global Technology Fund | Quarterly Report 2020	1

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, July 31, 2020 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Synaptics, Inc.(a)	393,118	31,457,302
Synopsys, Inc.(a)	279,913	55,764,268
Tenable Holdings, Inc.(a)	59,539	2,020,158
Teradyne, Inc.	690,986	61,470,115
Verint Systems, Inc.(a)	123,297	5,534,802
Visa, Inc., Class A	219,100	41,716,640
Western Digital Corp.(b)	711,545	30,667,590
Xperi Holding Corp.	1,105,037	20,376,882
Total		1,265,485,247
Total Common Stocks (Cost $773,328,351)		1,363,734,653

Money Market Funds 0.2%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.177%(c),(d)	2,544,737	2,544,737
Total Money Market Funds (Cost $2,544,044)		2,544,737
Total Investments in Securities (Cost $775,872,395)		1,366,279,390
Other Assets & Liabilities, Net		(6,495,442)
Net Assets		$1,359,783,948

At July 31, 2020, securities and/or cash totaling $18,487,266 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Apple, Inc.	JPMorgan	USD	(8,075,760)	(190)	350.00	1/15/2021	(255,527)	(1,603,125)
Marvell Technology Group Ltd.	Morgan Stanley	USD	(5,864,376)	(1,608)	35.00	1/15/2021	(163,950)	(787,920)
Western Digital Corp.	Morgan Stanley	USD	(3,547,130)	(823)	90.00	1/15/2021	(305,627)	(12,345)
Total							(725,104)	(2,403,390)

Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
Western Digital Corp.	Morgan Stanley	USD	(3,551,440)	(824)	40.00	01/15/2021	(261,135)	(376,980)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at July 31, 2020.
(d)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended July 31, 2020 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.177%
	30,980,772	202,469,261	(230,905,989)	693	2,544,737	9,528	290,306	2,544,737
Abbreviation Legend
ADR	American Depositary Receipt
2	Columbia Seligman Global Technology Fund | Quarterly Report 2020

Portfolio of Investments   (continued)
Columbia Seligman Global Technology Fund, July 31, 2020 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Seligman Global Technology Fund | Quarterly Report 2020	3